Other Receivables	12 Months Ended
Dec. 31, 2018
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 6—OTHER RECEIVABLES

	December 31
	2017	2018
	NIS in thousands
Value added tax authorities	464	471
Receivables from IIA	1,294	375
Prepaid expenses	1,717	393
Other	68	14
	3,543	1,253

Most financial balances are in NIS and are unlinked.

The carrying amount of receivables is a reasonable approximation of their fair value since the effect of discounting is insignificant.

The maximum exposure to credit risk as of December 31, 2018 for receivables that are financial assets is their carrying amount. The Company does not hold any collateral for these receivables.